Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2017	2016	2015
Litigations and accrued penalty claims	706	1,123	1,120
Provisions for environmental contingencies	964	938	909
Asset retirement obligations	12,240	12,665	13,314
Other non-current provisions	1,370	1,455	1,357
of which restructuring activities (Refining & Chemicals and Marketing & Services)	160	184	223
of which financial risks related to non-consolidated and equity consolidated affiliates	59	63	216
of which contingency reserve on solar panels warranties (Sunpower)	177	168	166
Other non-current liabilities	706	665	802
Total	15,986	16,846	17,502

				Currency
	As of			translation		As of
(M$)	January, 1st	Allowances	Reversals	adjustment	Other	December, 31
2017	16,846	1,172	(1,612)	681	(1,101)	15,986
of which asset retirement obligations (accretion for allowances)		544	(330)	—	—	—
of which environmental contingencies (Marketing & Services, Refining & Chemicals)		37	(120)	—	—	—
of which restructuring of activities		48	(84)	—	—	—
2016	17,502	1,569	(1,268)	(484)	(473)	16,846
of which asset retirement obligations (accretion for allowances)		523	(502)	—	—	—
of which environmental contingencies (Marketing & Services, Refining & Chemicals)		29	(82)	—	—	—
of which restructuring of activities		25	(68)	—	—	—
2015	17,545	1,280	(1,236)	(958)	871	17,502
of which asset retirement obligations (accretion for allowances)		513	(566)	—	—	—
of which environmental contingencies (Marketing & Services, Refining & Chemicals)		105	(95)	—	—	—
of which restructuring of activities		134	(60)	—	—	—

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2017	12,665	544	(1,107)	334	(330)	448	(314)	12,240
2016	13,314	523	(558)	375	(502)	(395)	(92)	12,665
2015	13,121	513	685	271	(566)	(676)	(34)	13,314